Long-Term Debt - Additional Information (Detail) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended
	Jun. 30, 2010	Sep. 30, 2010	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2002 Mortgages [Member] Installment	Dec. 31, 2013 Mortgages [Member]	Dec. 31, 2012 Mortgages [Member]	Dec. 31, 2013 Junior Subordinated Debt [Member]	Sep. 30, 2010 Junior Subordinated Debt [Member]	Jun. 30, 2010 Junior Subordinated Debt [Member]	Dec. 31, 2013 Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Line of credit			$ 62,400,000
Remaining borrowing availability			49,400,000
Long term advances			0	1,500,000							11,500,000
Interest rate				4.08%
Fixed rate junior subordinated debt securities per security									1,000	1,000
Minimum investment required under private placement									50,000	50,000
Securities have a final maturity date	Dec. 31, 2018	Dec. 31, 2018
Proceeds from Private placement, outstanding balance			11,163,000	12,673,000	129,000	46,301	56,254	11,100,000
Debt instrument earliest redemption date	December 31, 2013	December 31, 2013
Note bears interest					6.00%			5.75%
Final maturity drops period								5 years
Percentage of proceeds from sale of securities imposed as reduction			20.00%
Maturity year			10 years
Reduction			20.00%
Note bears interest paid quarterly installment					60
Note bears interest annual payment					$ 3,277